Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
(10)	Selected Quarterly Financial Data (Unaudited)

The following summarized (unaudited) quarterly financial information presents the results of operations and other data for three month periods ended March 31, June 30, September 30 and December 31, 2013 and 2012.

	For the Three Months Ended March 31, 2013	For the Three Months Ended June 30, 2013	For the Three Months Ended September 30, 2013	For the Three Months Ended December 31, 2013
Interest Income (loss)	$13,387	$7,908	$3,854	$5,312
Net investment income (loss)	$(100,478)	$(71,953)	$(67,926)	$(62,164)
Net realized and net change in unrealized gains/(losses) on United States Treasury Obligations and Futures	$(3,995,111)	$(17,515,692)	$3,831,694	$(4,212,030)
Net Income/(loss)	$(4,095,589)	$(17,587,645)	$3,763,768	$(4,274,193)
Increase/(decrease) in Net Asset Value	$(4,095,589)	$(25,519,869)	$3,763,768	$(4,274,193)
Net Income (loss) per Share	$(3.41)	$(15.81)	$3.76	$(4.27)

	For the Three Months Ended March 31, 2012	For the Three Months Ended June 30, 2012	For the Three Months Ended September 30, 2012	For the Three Months Ended December 31, 2012
Interest Income (loss)	$5,279	$12,342	$12,732	$12,447
Net investment income (loss)	$(149,203)	$(121,288)	$(114,308)	$(113,790)
Net realized and net change in unrealized gains/(losses) on United States Treasury Obligations and Futures	$12,727,957	$(12,221,437)	$15,222,954	$(9,199,598)
Net Income/(loss)	$12,578,754	$(12,342,725)	$15,108,646	$(9,313,388)
Increase/(decrease) in Net Asset Value	$1,447,440	$(12,342,725)	$4,893,962	$(9,313,388)
Net Income (loss) per Share	$7.96	$(8.81)	$12.02	$(7.76)